Property and Equipment (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment (Textual)
Depreciation and amortization expense	$ 25,937	$ 28,372	$ 38,295	$ 34,545